Noncontrolling Interests (Tables)	6 Months Ended
Jun. 30, 2022
Noncontrolling Interests
Schedule of reconciliation of non-controlling interest

	June 30,	December 31,
	2022	2021
Beginning Balance	$(1,724,627)	$638,846
Proportionate shares of net loss	(227,218)	(2,334,853)
Foreign currency translation adjustment	7,362	(28,620)
Total	$(1,944,483)	$(1,724,627)